FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Letters of credit outstanding, amount	$ 124	$ 168
Trade receivables, current percentage	9800.00%	9800.00%
Disclosure of transactions between related parties [line items]
Letters of credit outstanding, amount	$ 124	$ 168
Trade receivables, current percentage	9800.00%	9800.00%
Impairment reversal (Note 7)	$ (231)	$ 0
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	$ 80	$ 75